Debt (Summary of Long-Term Debt) (Details) - USD ($)		Dec. 31, 2015	Feb. 23, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt at face value	[1]	$ 2,064,000,000		$ 781,600,000
Unamortized discounts and debt issuance costs		(9,300,000)
Total debt	[1]	2,054,700,000		781,600,000
Long-term debt	[1]	2,054,700,000		781,600,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility		0		18,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes			$ 1,100,000,000
2.646% Senior Notes due 2020 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes		$ 300,000,000	$ 300,000,000
Interest rate, stated percentage		2.646%	2.646%
3.605% Senior Notes due 2025 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes		$ 500,000,000	$ 500,000,000
Interest rate, stated percentage		3.605%	3.605%
4.680% Senior Notes due 2045 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes		$ 300,000,000	$ 300,000,000
Interest rate, stated percentage		4.68%	4.68%
Note Payable, 160 million US, 5-year, 3 percent [Member] | Phillips 66 [Member]
Debt Instrument [Line Items]
Note payable to Phillips 66				$ 160,000,000
Interest rate, stated percentage				3.00%
Note Payable, 244 million US, 5-year, 3.1 percent [Member] | Phillips 66 [Member]
Debt Instrument [Line Items]
Note payable to Phillips 66				$ 244,000,000
Interest rate, stated percentage				3.10%
Note Payable, 7.6 million US, 5-year, 2.9 percent [Member] | Phillips 66 [Member]
Debt Instrument [Line Items]
Note payable to Phillips 66				$ 7,600,000
Interest rate, stated percentage				2.90%
Notes Payable 3.0 Percent Due 2020 [Member] | Phillips 66 [Member]
Debt Instrument [Line Items]
Note payable to Phillips 66	[1]	$ 964,000,000		$ 352,000,000
Interest rate, stated percentage	[1]	3.00%		4.50%

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.